Acquisitions and Related Transactions Acquisitions (2014 Narrative) (Details)	1 Months Ended							3 Months Ended								12 Months Ended
	Oct. 31, 2015 USD ($)	Jul. 31, 2015 USD ($) shares	Apr. 30, 2015 shares	Oct. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	Mar. 21, 2014 USD ($) $ / shares shares	Feb. 28, 2014 shares	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Oct. 01, 2014	Aug. 29, 2014 USD ($)	Jan. 10, 2014 shares
Related Party Transaction, Amounts of Transaction																$ 75,000,000
Payments to Acquire Businesses, Gross	$ 382,000,000
Revenues								$ 8,899,000,000	$ 7,705,000,000	$ 7,415,000,000	$ 6,083,000,000	$ 7,744,000,000	$ 8,473,000,000	$ 9,423,000,000	$ 8,564,000,000	30,102,000,000	$ 34,204,000,000	$ 52,639,000,000
Net income								$ (760,000,000)	$ 41,000,000	$ 424,000,000	$ 336,000,000	$ (138,000,000)	$ 238,000,000	$ 772,000,000	$ 221,000,000	41,000,000	1,093,000,000	1,124,000,000
Number of Regency Common Units to be Issued in Acquisition Per Share | shares						1.02
MACS Transaction [Member]
Business Combination, Consideration Transferred				$ 768,000,000
PVR Acquisition [Member]
Business Acquisition, Goodwill, Expected Tax Deductible Amount						$ 0
Revenues						956,000,000
Net income						166,000,000
Eagle Rock Midstream Acquisition [Member]
Revenues																903,000,000
Net income																$ 30,000,000
Sunoco LP [Member]
Business Combination, Consideration Transferred				$ 556,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				4,000,000	11,000,000
Lake Charles LNG Transaction [Member]
Partners' Capital Account, Units, Redeemed | shares							28,100,000
Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			258,300,000
Susser Merger [Member]
Business Acquisition, Goodwill, Expected Tax Deductible Amount																				$ 0
Business Combination, Consideration Transferred					$ 875,000,000
Payments to Acquire Businesses, Gross					$ 1,800,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares					23,700,000
Number of Stores																				630
Dealer-operated [Member] | MACS Transaction [Member]
Number of Stores																			200
Company-operated [Member] | MACS Transaction [Member]
Number of Stores																			110
Susser [Member]
Incentive Distribution Rights																				100.00%
Revenues																	2,320,000,000
Net income																	105,000,000
Business Combination, Acquisition Related Costs																	$ 25,000,000
Sunoco LP [Member]
Partners' Capital Account, Sale of Units		$ 213,000,000																$ 405,000,000
Partners' Capital Account, Units, Sale of Units | shares		5,500,000																9,100,000
Regency [Member]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent. | shares								100								100
Regency [Member] | PVR Acquisition [Member]
Business Combination, Consideration Transferred						5,700,000,000
Payments to Acquire Businesses, Gross						$ 36,000,000
Business Acquisition, Share Price | $ / shares						$ 27.82
Proceeds from divestiture of business						$ 1,800,000,000
Regency [Member] | Eagle Rock Midstream Acquisition [Member]
Proceeds from Issuance of Common Stock																$ 400,000,000
Stock Issued During Period, Shares, Acquisitions | shares																8,200,000
Business Combination, Consideration Transferred																$ 1,300,000,000
ETP [Member]
Incentive Distribution Rights								100.00%								100.00%
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares								3,900,000								3,900,000
7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument, Interest Rate, Stated Percentage																					7.60%
8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument, Interest Rate, Stated Percentage																					8.25%
8.375% Senior Notes due June 1, 2019 [Member] | Regency [Member]
Senior Notes								$ 499,000,000								$ 499,000,000
Debt Instrument, Interest Rate, Stated Percentage								8.375%								8.375%
Panhandle [Member] | Regency [Member]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent. | shares																					31,400,000
Panhandle [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares																					3,300,000
Class F Units [Member] | Panhandle [Member] | Regency [Member]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent. | shares																					6,300,000